Note 8 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Effective Income Tax Rate Reconciliation, Percent, Total	(3.60%)	0.00%
Income Tax Expense (Benefit), Continuing Operations, Discontinued Operations, Total	$ 168,527	$ 86,837
Income Tax Reconciliation, Prior Year Tax Penalties	48,076
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount	486,145
Taxes Payable, Current, Total	761,509	592,982
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	154,914
Operating Loss Carryforwards, Total	51,776,062	$ 50,596,940
Operating Loss Carryforwards, Subject to Expiration	34,481,122
Operating Loss Carryforwards, Not Subject to Expiration	$ 17,294,940